FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:  12/31/00

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)             N

Those items or sub-items with a box "|X|"after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.   Registrant Name:  CUNA Mutual Life Variable Account

      B.   File Number: 811-3915 and 811-03915

      C.   Telephone Number: (319) 352-1000, ext. 2157

2.    A.   Street: 2000 Heritage Way

      B.   City: Waverly   C. State: IA    D. Zip Code: 50677     Zip Ext.: 9202

      E.   Foreign Country:            Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)               N

4.    Is this the last filing on this form by Registrant? (Y/N)                N

5.    Is Registrant a small business investment company (SBIC)? (Y/N)          N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is  Registrant a unit  investment  trust  (UIT)?(Y/N)                    Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111.    A.    |X|   Depositor Name: CUNA Mutual Life Insurance Company

        B.    |X|   File Number (If any): 84-1685

        C.    |X|   City: Waverly   State: IA    Zip Code: 50677   Zip Ext: 9202

              |X|   Foreign Country:          Foreign Postal Code:

112.    A.    |X|   Sponsor Name: CUNA Mutual Life Insurance Company

        B.    |X|   File Number (If any): 84-1685

        C.    |X|   City: Waverly   State: IA    Zip Code: 50677   Zip Ext: 9202

              |X|   Foreign Country:          Foreign Postal Code:

113.    A.    |X|   Trustee Name:

        B.    |X|   City:           State:       Zip Code:         Zip Ext:

              |X|   Foreign Country:          Foreign Postal Code:

114.    A.    |X|   Principal Underwriter Name: CUNA Brokerage Services, Inc.

        B.    |X|   File Number: 8-30027

        C.    |X|   City: Madison   State: WI    Zip Code: 53705   Zip Ext.:

              |X|   Foreign Country:          Foreign Postal Code:

115.    A.    |X|   Independent Public Accountant Name: PricewaterhouseCoopers

        B.    |X|   City: Milwaukee State: WI    Zip Code: 53202   Zip Ext.:

              |X|   Foreign Country:          Foreign Postal Code:

116.    Family of investment companies information:

        A.    |X|   Is Registrant part of a family of investment companies?
                    (Y/N)                                                      N

        B.    |X|   Identify the family in 10 letters:  (NOTE:  In  filing  this
                    form,   use   this   identification  consistently  for   all
                    investment companies in family. This designation is for purposes of this form only).

117.    A.    Is Registrant a separate account of an insurance company? (Y/N)  Y
              If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

        B.    |X|   Variable annuity contracts? (Y/N)                          N

        C.    |X|   Scheduled premium variable life contracts? (Y/N)           N

        D.    |X|   Flexible premium variable life contracts? (Y/N)            Y

        E.    |X|   Other types of insurance products registered under the
                    Securities Act of 1933? (Y?N)                              N

118.    |X|   State the number of series existing at the end of the period that
              had securities registered under the Securities Act of 1933       2

119.    |X|   State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
              period                                                           0

120.    |X|   State the total value of the portfolio securities on the date of deposit for the new series included in item 119
              ($000's omitted)                                                $0

121.    |X|   State the number of series for which a current prospectus was in
              existence at the end of the period                               2

122.    |X|   State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
              current period                                                   1

123.    |X|   State the total value of the additional units considered in
              answering item 122 ($000's omitted)                             $0

124.    |X|   State the total  value of units of prior  series  that were placed in the portfolios of subsequent series during the current period
              (the value of these units is to be measured on the date they were
              placed in the  subsequent  series)  ($000's omitted)            $0

125.    |X|   State  the total  dollar  amount of sales  loads collected (before
              reallowances   to  other   brokers  or   dealers)  by Registrant's
              principal underwriter and any underwriter which is an affiliated person of the principal  underwriter  during the current  period solely from the sale of units of all series of Registrant ($000's
              omitted)                                                    $4,693

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
        placed in the portfolio of a subsequent series.) ($000's omitted)     $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of                Total Assets                 Total Income
                                                  Series                    ($000's                   Distributions
                                                 Investing                  omitted)                 ($000's omitted)
                                                 ---------                  --------                 ----------------
A.      U.S. Treasury direct issue                                            $                            $

B.      U.S. Government agency                                                $                            $

C.      State and municipal tax-free                                          $                            $

D.      Public utility debt                                                   $                            $

E.      Brokers or dealers debt or debt of
        brokers' or dealers' parent                                           $                            $

F.      All other corporate intermed. & long-
        term debt                                                             $                            $

G.      All other corporate short-term debt                                   $                            $

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                                      $                            $

I.      Investment company equity securities                                  $                            $

J.      All other equity securities                2                          $272,397                     $

K.      Other securities                                                      $                            $

L.      Total assets of all series of registrant   2                          $272,397                     $

128.    |X|   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other
              than the issuer? (Y/N)                                           N

              [If answer is "N" (No), go to item 131.]

129.    |X|   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
              the current period?(Y/N)                                         N

              [If answer is "N" (No), go to item 131.]

130.    |X|   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131.          Total expenses incurred by all series of Registrant during the
              current reporting period ($000's omitted)                   $2,421

132.    |X|   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

              811-3915      811-03915     811-_____     811-_____      811-_____

This report is signed on behalf of the registrant in the City of Madison, and state of Wisconsin on the 22nd day of February, 2001.

                             By: CUNA Mutual Life Variable Account (Registrant) CUNA Mutual Life Insurance Company (Depositor)
Witness:

Sheila A. McNeal                By: /s/Michael B. Kitchen
Executive Support Assistant         Michael B. Kitchen
                                    President and Chief Executive Officer